INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 227,708	$ 267,666
Capitalized research & development expenditures	91,187	71,979
Long-term lease liabilities	85,916	94,904
Tax credit carryforwards	44,991	43,833
Accrued expenses	43,130	41,392
Stock-based compensation	36,285	31,120
Other	37,845	51,057
Total deferred tax assets	567,062	601,951
Less: valuation allowance	(62,629)	(61,569)
Total deferred tax assets, net of valuation allowance	504,433	540,382
Deferred tax liabilities:
Investment in MGM Resorts International	(229,597)	(378,112)
Investment in subsidiaries	(222,904)	(223,903)
Intangible assets, net of accumulated amortization	(111,654)	(127,454)
Right-of-use assets	(53,989)	(60,317)
Other	(38,342)	(41,737)
Total deferred tax liabilities	(656,486)	(831,523)
Net deferred tax liabilities	$ (152,053)	$ (291,141)